Note 9 - Stock-based Compensation - Summary of Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance, shares underlying options (in shares)	701,960	3,463,600	5,487,752
Balance, weighted average exercise price per share (in dollars per share)	$ 9.50	$ 0.27	$ 0.24
Granted, shares underlying options (in shares)	4,000	3,856,000	5,340,000
Granted, weighted average exercise price per share (in dollars per share)	$ 10.10	$ 1.51	$ 0.32
Exercised, shares underlying options (in shares)	(22,000)		(2,590,536)
Exercised, weighted average exercise price per share (in dollars per share)	$ 1.25		$ 0.20
Cancelled, shares underlying options (in shares)		(300,000)	(4,773,616)
Cancelled, weighted average exercise price per share (in dollars per share)		$ 0.32	$ 0.22
Balance, shares underlying options (in shares)	683,960	701,960	3,463,600
Balance, weighted average exercise price per share (in dollars per share)	$ 9.77	$ 9.50	$ 0.27
Options exercisable at December 31, 2016, shares underlying options (in shares)		4,035,600
Options exercisable at December 31, 2016, weighted average exercise price per share (in dollars per share)		$ 0.54